UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 25, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Entry Total:       $251,855,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      744     7950 SH       Sole                                       7950
AT&T Inc.                      COM              00206r102     3079    72779 SH       Sole                                      72779
Abbott Labs                    COM              002824100     5392   100562 SH       Sole                                     100562
Adobe Systems Inc              COM              00724f101      253     5800 SH       Sole                                       5800
Amgen Inc                      COM              031162100      219     3864 SH       Sole                                       3864
Archer Daniels Mid             COM              039483102     1986    60040 SH       Sole                                      60040
Assoc Banc-Corp                COM              045487105      290     9776 SH       Sole                                       9776
BHP Billiton LTD               COM              088606108     9941   126476 SH       Sole                                     126476
BP PLC                         COM              055622104     6153    88720 SH       Sole                                      88720
Bank of Hawaii Corp            COM              062540109      275     5200 SH       Sole                                       5200
Barrick Gold Corp              COM              067901108     5177   128525 SH       Sole                                     128525
Baxter Intl Inc                COM              071813109      270     4800 SH       Sole                                       4800
Burlington Northern Santa Fe   COM              12189T104      528     6510 SH       Sole                                       6510
CVS Caremark Corp              COM              126650100     1187    29950 SH       Sole                                      29950
Caterpillar Inc                COM              149123101     5686    72494 SH       Sole                                      72494
Chevron Corp                   COM              166764100     7924    84673 SH       Sole                                      84673
Cisco Systems                  COM              17275R102      352    10620 SH       Sole                                      10620
ConocoPhillips                 COM              20825c104    11156   127105 SH       Sole                                     127105
Developers Diversified Rlty    COM              251591103     1737    31083 SH       Sole                                      31083
Dominion Resources             COM              25746u109     4358    51698 SH       Sole                                      51698
Duke Energy Corp               COM              26441c105      720    38510 SH       Sole                                      38510
Duke Realty Corp               COM              264411505      755    22316 SH       Sole                                      22316
Emerson Elec                   COM              291011104      685    12870 SH       Sole                                      12870
Encana Corp                    COM              292505104     5000    80840 SH       Sole                                      80840
Exxon Mobil Corp               COM              30231g102     9492   102545 SH       Sole                                     102545
FedEx Corp                     COM              31428x106     1623    15495 SH       Sole                                      15495
First American Bankshares      COM                             918     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     5843    69176 SH       Sole                                      69176
General Electric               COM              369604103    11703   282669 SH       Sole                                     282669
Goldcorp Inc                   COM              380956409     5119   167491 SH       Sole                                     167491
Gulf Keystone Petro            COM              g4209g100       11    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104     1027    38527 SH       Sole                                      38527
Illinois Tool Works            COM              452308109     1902    31898 SH       Sole                                      31898
J.P. Morgan Chase & Co         COM              46625h100      627    13690 SH       Sole                                      13690
Johnson&Johnson                COM              478160104     7317   111373 SH       Sole                                     111373
Kellogg Co                     COM              487836108     3498    62462 SH       Sole                                      62462
Kimberly Clark                 COM              494368103      452     6438 SH       Sole                                       6438
Liberty Property               COM              531172104     4409   109658 SH       Sole                                     109658
Lockheed Martin Corp.          COM              539830109     6967    64216 SH       Sole                                      64216
Marathon Oil Corp              COM              565849106      218     3815 SH       Sole                                       3815
Marshall & Ilsley              COM              571834100     4435   101334 SH       Sole                                     101334
McDonald's Corp                COM              580135101      568    10421 SH       Sole                                      10421
McGraw-Hill                    COM              580645109      408     8008 SH       Sole                                       8008
Microsoft Corp                 COM              594918104     3598   122137 SH       Sole                                     122137
Nestle SA                      COM              641069406     4908    43850 SH       Sole                                      43850
Newmont Mining Corp            COM              651639106      218     4870 SH       Sole                                       4870
Northern States Financial Corp COM              665751103      247    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     4355    79245 SH       Sole                                      79245
Oshkosh Truck Corp             COM              688239201      865    13960 SH       Sole                                      13960
Pepsico, Inc.                  COM              713448108     6741    92016 SH       Sole                                      92016
Petro Canada                   COM              71644e102     1836    31995 SH       Sole                                      31995
Pfizer Inc                     COM              717081103     4723   193330 SH       Sole                                     193330
Plum Creek Timber Co. Inc.     COM              729251108     5548   123948 SH       Sole                                     123948
Procter & Gamble               COM              742718109     7337   104308 SH       Sole                                     104308
Raytheon Co Com New            COM              755111507     5337    83620 SH       Sole                                      83620
Royal Gold Inc.                COM              780287108     3645   111300 SH       Sole                                     111300
Schlumberger                   COM              806857108    15135   144142 SH       Sole                                     144142
Suncor Energy Inc              COM              867229106    11712   123533 SH       Sole                                     123533
Sysco Corp                     COM              871829107     6380   179271 SH       Sole                                     179271
Trimble Navigation             COM              896239100      594    15150 SH       Sole                                      15150
U.S. Bancorp                   COM              902973304     2912    89513 SH       Sole                                      89513
Union Pacific                  COM              907818108     1181    10450 SH       Sole                                      10450
United Parcel SVC Inc          COM              911312106     2990    39815 SH       Sole                                      39815
Verizon Comm.                  COM              92343v104     4616   104253 SH       Sole                                     104253
Vodafone Group PLC             COM              92857w209      417    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     7892   167062 SH       Sole                                     167062
Wells Fargo                    COM              949746101     4047   113629 SH       Sole                                     113629
Wisconsin Energy               COM              976657106      286     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     3619    81242 SH       Sole                                      81242
Ishares-Treasury Inflation Pro                  464287176      311 3050.000 SH       Sole                                   3050.000
											FORM 13F INFORMATION TABLE
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